Condensed financial information of Plastec Technologies, Ltd. (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
Balance Sheets

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$
Assets
Current assets
Cash and cash equivalents	28,980	23,787	31,048
Amounts due from subsidiaries	-	-	100,056
Prepaid expenses	574	-	-
Total current assets	29,554	23,787	131,104
Investment in subsidiaries	1	1	1
Total assets	29,555	23,788	131,105

Liabilities and shareholders’ equity
Current liabilities
Account payable and accrued liabilities	369	369	609
Due to fellow subsidiaries	66,017	62,012	-
Tax payable	-	-	1,378
Total current liabilities	66,386	62,381	1,987
NET CURRENT ASSETS/(LIABILITIES)	(36,831)	(38,593)	129,118
TOTAL ASSETS AND LIABILITIES	(36,831)	(38,593)	129,118

Shareholders’ equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012 and 2013, respectively)	112	112	101
Additional paid-in capital	(35,502)	(38,341)	(101,735)
Retained earnings	(1,441)	(364)	230,752
Total shareholders’ equity	(36,831)	(38,593)	129,118

Schedule of Condensed Income Statement [Table Text Block]
Statements of operations and comprehensive income/(loss)

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$

Revenues	-	-	-	224,758
Other incomes	152	4,803	3,323	12,018
Administrative expenses	(11,474)	(4,163)	(2,243)	(4,281)
Finance costs	-	-	(3)	-
Income/(loss) before income tax expense	(11,322)	640	1,077	232,495
Income tax expense	-	-	-	(1,379)
Total comprehensive income /(loss)	(11,322)	640	1,077	231,116

Schedule of Condensed Cash Flow Statement [Table Text Block]
Statements of cash flows

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$
Cash flows from operating activities
Net income/(loss)	(11,322)	640	1,077	231,116
Change in operating assets and liabilities
Prepaid expenses	(47)	(272)	574	-
Deferred offering costs	(230)	-	-	-
Accounts payable and accrued liabilities	-	-	1	239
Income tax	-	-	-	1,378
Net cash (used in)/provided by operating activities	(11,599)	368	1,652	232,733

Cash flows from investing activities
Investment to subsidiary	(1)	-	-	-
Net cash used in investing activities	(1)	-	-	-

Change flows from financing activities
Recapitalization on reverse acquisition	12,084	-	-	-
Proceeds from due to subsidiaries	148	65,868	-	-
Repayment of due to subsidiaries	-	-	(4,005)	(162,068)
Proceeds used in repurchase of shares and warrants	-	(92,026)	(2,840)	(63,404)
Cash withdrawn from trust account	280,852	-	-	-
Proceeds used in share redemption	(227,448)	-	-	-
Net cash provided by/(used in)financing activities	65,636	(26,158)	(6,845)	(225,472)
Net increase/(decrease) in cash and cash equivalents	54,036	(25,790)	(5,193)	7,261
Cash and cash equivalents, beginning of year/period	734	54,770	28,980	23,787
Cash and cash equivalents, end of year/period	54,770	28,980	23,787	31,048